MERRILL LYNCH
                                                 CALIFORNIA
                                                 MUNICIPAL
                                                 BOND FUND

                                        [GRAPHIC OMITTED]

                                        STRATEGIC
                                                 Performance

                                                 Annual Report
                                                 August 31, 1999

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

TO OUR SHAREHOLDERS

The Municipal Market Environment

During the six months ended August 31, 1999, long-term bond yields rose significantly. Steady US economic growth combined with improvement in foreign economies and inflation concerns put upward pressure on bond yields throughout the period. Continued strong US employment growth, particularly the decline in the US unemployment rate to 4.2% in early June, was among the reasons the Federal Reserve Board cited for raising short-term interest rates in late June and again in late August. US Treasury bond yields reacted by climbing above 6.25% by mid-August before improving somewhat to 6.06% by August 31, 1999. During the last six months, yields on long-term US Treasury securities increased approximately 50 basis points (0.50%).

Long-term tax-exempt bond yields also rose during the last six months. Until early May, the municipal bond market had been able to withstand much of the upward pressure on bond yields. However, investor concerns regarding ongoing US economic strength and the fear of additional moves by the Federal Reserve Board eventually pushed municipal bond yields higher throughout June, July and August. During the period, yields on long-term tax-exempt revenue bonds rose almost 55 basis points to 5.83%, as measured by the Bond Buyer Revenue Bond Index.

While the tax-exempt market has slightly underperformed its taxable counterpart in recent months, technical conditions are helping to support municipal bond prices. During the last six months, more than $115 billion in long-term municipal bonds was underwritten, a decrease of more than 20% compared to the same period a year ago. During the past three months, almost $60 billion in municipal bonds was underwritten. This quarterly issuance represents a decline of approximately 20% compared to the same three-month period in 1998.

Recently, the supply of new municipal bonds slowed even further. Total issuance in August 1999 of $14 billion was nearly 40% lower than August 1998 levels. Additionally, in June and July, investors received more than $40 billion in coupon income and proceeds from bond maturities and early bond redemptions. These proceeds have generated significant retail investor interest, easily absorbing the recent diminished supply.

The recent relative underperformance of the municipal bond market has generated very attractive tax-exempt bond yield ratios, similar to those that were available at the end of 1998. In December 1998, long-term, uninsured municipal bond yields were higher than those of their taxable counterparts. Historically, long-term tax-exempt bond yields have been approximately 82% - 85% of long-term US Treasury bond yields. Municipal bond yields rose at a faster rate in recent months than US Treasury bond yields, causing the yield ratio to increase. At May 31, 1999, long-term municipal bond yields were approximately 92% of their taxable counterparts. At August 31, 1999, long-term uninsured tax-exempt bond yields were approximately 96% of US Treasury bonds. Current ratios, while lower than those available at the end of 1998, still represent historically attractive levels.

Looking ahead, it appears to us that long-term municipal bond yields will trade in a relatively tight range near current levels. Strong US economic performance is being balanced by nearly negligible inflation readings, as well as improvements in productivity in both manufacturing and service industries. We believe that future moves by the Federal Reserve Board have largely been discounted by bond investors and are to a great extent reflected in present bond yields.

Any improvement in bond prices is likely to be contingent upon weakening in both US employment growth and consumer spending. The 100 basis point rise in US Treasury bond yields seen thus far this year is likely to negatively affect US economic growth. The US housing market will be among the first sectors likely to be affected, as some declines have already been evidenced because of higher mortgage rates. We believe it is also unrealistic to expect double-digit returns in US equity markets to continue indefinitely. Much of the US consumer's wealth is tied to recent stock market appreciation. Any slowing in these incredible growth rates is likely to reduce consumer spending. We believe that these factors suggest that the worst of the recent increase in bond yields has passed and stable, if not slightly improving, bond prices may be expected.


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

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

Fiscal Year in Review

We generally strive to provide shareholders with both components of a competitive total return. That is, we try to achieve an above-industry average level of tax-exempt income while seeking to enhance the Fund's net asset valuations. During the 12 months ended August 31, 1999, the volatility experienced in the fixed-income market made it difficult to avoid losses for the portfolio's underlying holdings as a result of the drastic rise in general market interest rates. We took measures to try to limit the degree of vulnerability the portfolio would experience as interest rates rose, but those steps fell short in completely cushioning the Fund and its net asset values declined.

The California municipal marketplace generally offers attractive yields to investors because it is normally one of strong retail demand that typically gets even firmer as interest rates rise. This steady demand was evident throughout 1999. However, the speed and degree to which interest rates on municipal bonds rose hampered this demand's ability to support the market as it had in past periods of rising interest rates. The Fund's exposure to the long-term end of the California market resulted in its net asset valuations suffering.

At August 31, 1999, portfolio investments remained focused on high-quality California issues, with over 85% of total assets rated AA or better by at least one of the major rating agencies. This strategy helped performance during the fiscal year since rising interest rates tended to widen credit quality spreads.

The volatility that characterized the fiscal year ended August 31, 1999 made it difficult to restructure the portfolio in a sense of direction and timing. In hindsight, we should have adopted a purely defensive approach as we have done in past periods when it was clear that interest rates were in a definite uptrend. This year's volatility confused the situation, making the overall trend appear as a series of trading ranges. Municipal bonds, especially California municipal bonds, were originally well supported by attractive valuations. However, later in the year their price deteriorated further, despite their relative value in response to excess corporate and agency supply coming to market prematurely to avoid year-end Year 2000 concerns.

In Conclusion

We appreciate your investment in Merrill Lynch California Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,

/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Walter C. O'Connor

Walter C. O'Connor
Vice President and Portfolio Manager

September 29, 1999


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

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                                Ten Years/
                                                                12 Month         3 Month      Since Inception    Standardized
As of August 31, 1999                                         Total Return    Total Return     Total Return      30-Day Yield
==============================================================================================================================
ML California Municipal Bond Fund Class A Shares                -1.80%           -3.26%           +89.22%           4.81%
------------------------------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class B Shares                -2.38            -3.38            +79.68            4.51
------------------------------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class C Shares                -2.40            -3.41            +30.84            4.40
------------------------------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class D Shares                -1.98            -3.28            +34.10            4.72
==============================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.


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

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

PERFORMANCE DATA (concluded)

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A and Class B Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index.

Beginning and ending values are:

                                      8/89                    8/99
ML California Municipal Bond
Fund+--Class A Shares*              $ 9,600                 $18,166
ML California Municipal Bond
Fund+--Class B Shares*              $10,000                 $17,966
Lehman Brothers Municipal Bond
Index++                             $10,000                 $20,307

A line graph depicting the growth of an investment in the Fund's Class C Shares and Class D Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index.

Beginning and ending values are:

                                    10/21/94**                8/99
ML California Municipal Bond
Fund+--Class C Shares*              $10,000                 $13,084
ML California Municipal Bond
Fund+--Class D Shares*              $ 9,600                 $12,874
Lehman Brothers Municipal Bond
Index++                             $10,000                 $14,120

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML California Municipal Bond Fund invests primarily in long-term investment-grade obligations issued by or on behalf of the state of California, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. The starting date for the Index in the Class C & Class D Shares' graph is 10/31/94.

      Past performance is not predictive of future performance.

Average Annual Total Return

                                     % Return Without         % Return With
                                       Sales Charge           Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 6/30/99                        +1.78%                  -2.29%
--------------------------------------------------------------------------------
Five Years Ended 6/30/99                  +6.42                   +5.56
--------------------------------------------------------------------------------
Ten Years Ended 6/30/99                   +6.73                   +6.29
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                        % Return                % Return
                                      Without CDSC              With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 6/30/99                        +1.28%                  -2.50%
--------------------------------------------------------------------------------
Five Years Ended 6/30/99                  +5.90                   +5.90
--------------------------------------------------------------------------------
Ten Years Ended 6/30/99                   +6.20                   +6.20
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                        % Return                % Return
                                       Without CDSC             With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 6/30/99                        +1.09%                  +0.14%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 6/30/99                           +6.24                   +6.24
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                     % Return Without         % Return With
                                       Sales Charge           Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 6/30/99                        +1.69%                  -2.38%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 6/30/99                           +6.80                   +5.87
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.


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

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P       Moody's     Face                                                                                                   Value
Ratings   Ratings    Amount                                            Issue                                               (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
California -- 96.6%
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*       $ 3,750    Alameda, California, Public Financing Authority, Local Agency Special Tax Revenue
                               Bonds (Community Facility 1), Series A, 7% due 8/01/2019                                     $  4,011
------------------------------------------------------------------------------------------------------------------------------------
                               Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien,
                               Series A (h):
AAA       Aaa         2,845      5.25% due 10/01/2021                                                                          2,695
AAA       Aaa         4,500      4.75% due 10/01/2025                                                                          3,901
AAA       Aaa        20,210      5% due 10/01/2029                                                                            18,185
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,000    Alameda County, California, COP (Alameda County Medical Center Project),
                               5.30% due 6/01/2026 (h)                                                                         4,733
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,000    Anaheim, California, Public Financing Authority, Tax Allocation Revenue Refunding
                               Bonds, RITES, 9.48% due 12/28/2018 (h)(j)                                                       3,502
------------------------------------------------------------------------------------------------------------------------------------
                               California HFA, Home Mortgage Revenue Bonds, AMT (d):
AA-       Aa2         3,235      Series A, 7.70% due 8/01/2030                                                                 3,316
AA-       Aa2         5,960      Series F-1, 7% due 8/01/2026                                                                  6,258
------------------------------------------------------------------------------------------------------------------------------------
                               California HFA, Revenue Bonds, AMT:
A+        Aa2         4,000      RIB, Series B-2, 8.879% due 8/01/2023 (d)(j)                                                  4,355
AAA       Aaa           980      Series A, 7.20% due 2/01/2026 (h)                                                             1,027
------------------------------------------------------------------------------------------------------------------------------------
                               California Health Facilities Financing Authority Revenue Bonds:
NR*       Aaa        12,285      RITR, Series 17, 6.90% due 8/15/2030 (h)(j)                                                  11,232
NR*       A1          5,780      (Scripps Research Institute), Series A, 6.625% due 7/01/2014                                  6,206
------------------------------------------------------------------------------------------------------------------------------------
                               California Pollution Control Financing Authority, PCR, Refunding, VRDN (k):
NR*       NR*         4,000      (Pacific Gas and Electric), Series E, 2.55% due 11/02/2026                                    4,000
A1        P1            600      (Southern California Edison), Series C, 2.85% due 2/28/2008                                     600
------------------------------------------------------------------------------------------------------------------------------------
                               California State Department of Water Resources, Water System Revenue Refunding
                               Bonds (Central Valley Project):
AAA       Aaa        10,000      Series Q, 5.375% due 12/01/2027 (h)                                                           9,586
AA        Aa2         6,000      Series S, 5% due 12/01/2022                                                                   5,484
------------------------------------------------------------------------------------------------------------------------------------
A1+       VMIG1+      1,695    California State Economic Development Financing Authority Revenue Bonds
                               (California Independent Systems Project), VRDN, Series C, 2.80% due 4/01/2008 (k)               1,695
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,350    California State, GO, 5.375% due 6/01/2026 (c)                                                  9,917
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch California Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
GO         General Obligation Bonds
HFA        Housing Finance Agency
INFLOS     Inverse Floating Rate Municipal Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
RITES      Residual Interest Tax-Exempt Securities
RITR       Residual Interest Trust Receipts
S/F        Single-Family
VRDN       Variable Rate Demand Notes


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

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's     Face                                                                                                   Value
Ratings   Ratings    Amount                                            Issue                                               (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
California (continued)
------------------------------------------------------------------------------------------------------------------------------------
                               California State, GO, Refunding Bonds:
AA-       Aa3       $ 4,875      5.625% due 9/01/2024                                                                       $  4,827
AAA       Aaa        20,000      4.25% due 10/01/2026 (h)                                                                     15,790
AA-       Aa3         4,000      4.75% due 4/01/2029                                                                           3,424
------------------------------------------------------------------------------------------------------------------------------------
                               California State Public Works Board, Lease Revenue Bonds:
A+        Aaa        10,125      (Department of Corrections), Series A, 7% due 11/01/2004 (i)                                 11,567
A+        A           3,200      High Technology Facilities (San Jose Facilities), Series A, 7.75% due 8/01/2006               3,559
A+        Aaa         7,000      (Various Community College Projects), 7% due 3/01/2004 (i)                                    7,897
------------------------------------------------------------------------------------------------------------------------------------
A+        A1          3,000    California State Public Works Board, Lease Revenue Refunding Bonds
                               (Department of Corrections), Series D, 5.375% due 11/01/2014                                    2,986
------------------------------------------------------------------------------------------------------------------------------------
                               California Statewide Communities Development Authority, COP:
NR*       NR*        12,000      RIB, Series 24, 7.255% due 12/01/2015 (f)(j)                                                 11,781
AA        Aa3         4,750      (Saint Joseph Health System Group), 6.625% due 7/01/2004 (i)                                  5,307
------------------------------------------------------------------------------------------------------------------------------------
BBB       NR*         1,000    Contra Costa County, California, Public Financing Authority, Tax Allocation
                               Revenue Bonds, Series A, 7.10% due 8/01/2022 (i)                                                1,075
------------------------------------------------------------------------------------------------------------------------------------
                               Corona, California, COP, Refunding Bonds (Corona Community):
AAA       Aaa         1,915      8% due 3/01/2009 (i)                                                                          2,367
AAA       Aaa         2,065      8% due 3/01/2010 (i)                                                                          2,572
AAA       Aaa         2,230      8% due 3/01/2011 (i)                                                                          2,790
AAA       Aaa         2,410      8% due 3/01/2012 (i)                                                                          3,035
AAA       Aaa         2,605      8% due 3/01/2013 (i)                                                                          3,300
AAA       Aaa         2,810      8% due 3/01/2014 (i)                                                                          3,581
AAA       Aaa         3,035      8% due 3/01/2015 (b)                                                                          3,886
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    El Monte, California, COP, Department of Public Social Services Facility,
                               4.75% due 6/01/2030 (a)                                                                         1,713
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,000    Fairfield, California, Public Financing Authority, Revenue Refunding Bonds
                               (Municipal Park Improvement District Number 1), Series A, 5% due 7/01/2023 (f)                  4,559
------------------------------------------------------------------------------------------------------------------------------------
                               Long Beach, California, Improvement Bond Act 1915 (Assessment District 90-2):
NR*       NR*           465      7% due 9/02/2001                                                                                482
NR*       NR*           495      7.05% due 9/02/2002                                                                             514
NR*       NR*           530      7.10% due 9/02/2003                                                                             550
NR*       NR*           570      7.15% due 9/02/2004                                                                             591
NR*       NR*           610      7.20% due 9/02/2005                                                                             633
NR*       NR*           655      7.25% due 9/02/2006                                                                             679
NR*       NR*         4,065      7.50% due 9/02/2011                                                                           4,216
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         5,695    Long Beach, California, M/F Housing Redevelopment Agency Revenue Bonds
                               (Pacific Court Apartments), AMT, Issue B, 6.95% due 9/01/2023                                   3,531
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         1,000    Long Beach, California, Special Tax Community Facilities Bonds (District No. 3 --
                               Pine Avenue), 6.375% due 9/01/2023                                                              1,019
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,150    Los Angeles, California, Community Redevelopment Agency, Tax Allocation Refunding
                               Bonds (Bunker Hill), Series H, 6.50% due 12/01/2016 (f)                                         5,548
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        16,050    Los Angeles, California, Convention and Exhibition Center Authority, COP,
                               9% due 12/01/2005 (i)                                                                          20,014
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         8,950    Los Angeles, California, Convention and Exhibition Center Authority, Lease Revenue
                               Refunding Bonds, RITR, Series 21, 7.32% due 8/15/2018 (h)(j)                                    8,647
------------------------------------------------------------------------------------------------------------------------------------


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

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's     Face                                                                                                   Value
Ratings   Ratings    Amount                                            Issue                                               (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
California (continued)
------------------------------------------------------------------------------------------------------------------------------------
A+        Aa3       $11,600    Los Angeles, California, Department of Water and Power, Electric Plant Revenue
                               Refunding Bonds, 6.375% due 2/01/2020                                                        $ 12,232
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aa3        10,815    Los Angeles, California, Department of Water and Power, Waterworks Revenue Crossover
                               Refunding Bonds, 4.25% due 10/15/2030 (c)                                                       8,386
------------------------------------------------------------------------------------------------------------------------------------
NR*       VMIG1+      5,000    Los Angeles, California, Harbor Department Revenue Bonds, AMT, RITR, Series RI-7,
                               8.995% due 11/01/2026 (h)(j)                                                                    5,470
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         5,000    Los Angeles, California, Harbor Department Revenue Refunding Bonds, 7.60%
                               due 10/01/2018 (b)                                                                              6,137
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    Los Angeles, California, Unified School District, GO, Series A, 5% due 7/01/2021 (c)            9,178
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         5,860    Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue
                               Bonds, RITR, Series 30, 7.07% due 7/01/2023 (a)(j)                                              5,235
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,805    Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue
                               Refunding Bonds, First Tier, Senior Series B, 4.75% due 7/01/2024 (f)                           4,173
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,305    Los Angeles County, California, Public Works Financing Authority, Lease Revenue
                               Bonds (Multiple Capital Facilities Project V), Series B, 5.125% due 12/01/2029 (a)              3,041
------------------------------------------------------------------------------------------------------------------------------------
AA        Aa2        11,150    Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                               RIB, 8.483% due 2/07/2003 (i)(j)                                                               12,544
------------------------------------------------------------------------------------------------------------------------------------
AA        Aa2         5,000    Metropolitan Water District of Southern California, Waterworks Revenue Refunding Bonds,
                               Series A, 4.75% due 7/01/2022                                                                   4,374
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,300    Modesto, California, Irrigation District, COP, Refunding and Capital Improvements,
                               Series A, 4.75% due 7/01/2026 (a)                                                               4,566
------------------------------------------------------------------------------------------------------------------------------------
NR*       VMIG1+     10,000    Northern California, Transmission Revenue Refunding Bonds, RITR, Series 16, 7.07%
                               due 5/01/2020 (h)(j)                                                                            9,077
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,635    Ontario, California, Redevelopment Financing Authority, Revenue Refunding Bonds
                               (Cimarron Project No. 1 -- Center City), 6.375% due 8/01/2020 (h)                               5,929
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,000    Pasadena, California, Electric Revenue Refunding Bonds, 4.75% due 8/01/2024 (h)                 3,474
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*        11,620    Pittsburg, California, Redevelopment Agency, Residential Mortgage Revenue Bonds,
                               9.60% due 6/01/2016 (b)                                                                        16,819
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         7,835    Pleasanton, California, Joint Powers Financing Authority, Revenue Refunding
                               Reassessment Bonds, Sub-Series B, 6.75% due 9/02/2017                                           8,128
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,870    Riverside, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                               (Casa Blanca Redevelopment), Series A, 5% due 8/01/2025 (a)                                     2,600
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         7,000    Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                               INFLOS, 9.477% due 8/15/2018 (c)(j)                                                             7,814
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        12,000    San Diego, California, Certificates of Undivided Interest Revenue Bonds (Water Utility Fund),
                               4.75% due 8/01/2028 (c)                                                                        10,333
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         6,000    San Diego, California, Convention Center Expansion Financing Authority, Lease Revenue
                               Bonds, Series A, 4.75% due 4/01/2028 (a)                                                        5,163
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        16,600    San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding
                               Bonds, 5% due 7/01/2028 (a)                                                                    14,963
------------------------------------------------------------------------------------------------------------------------------------
                               San Francisco, California, City and County Airport Commission, International Airport
                               Revenue Bonds, AMT, Second Series:
AAA       Aaa         6,500      Issue 6, 6.60% due 5/01/2020 (a)                                                              6,947
AAA       Aaa         3,245      Issue 13-B, 5.625% due 5/01/2021 (h)                                                          3,203
------------------------------------------------------------------------------------------------------------------------------------


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

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P       Moody's     Face                                                                                                   Value
Ratings   Ratings    Amount                                            Issue                                               (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
California (concluded)
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa       $10,000    San Jose, California, Redevelopment Agency Tax Allocation (Merged Area Redevelopment
                               Project), 5% due 8/01/2026 (a)                                                               $  9,055
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,000    San Mateo-Foster City, California, School District, GO, 5.30% due 8/01/2029 (c)                 4,721
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    Santa Clara County, California, Financing Authority, Lease Revenue Bonds (VMC Facility
                               Replacement Project), Series A, 6.75% due 11/15/2004 (a)(i)                                    11,316
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        25,000    Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds,
                               Series A, 5% due 11/15/2022 (a)                                                                22,881
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         3,000    Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                               Facilities District Number 99), Series 1, 6.25% due 9/01/2029                                   3,010
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    Santa Rosa, California, Wastewater Revenue Refunding Bonds (Subregional Wastewater
                               Project), Series A, 5% due 9/01/2022 (c)                                                        9,133
------------------------------------------------------------------------------------------------------------------------------------
                               Southern California Home Financing Authority, S/F Mortgage Revenue Bonds
                               (Mortgage-Backed Securities Program), AMT:
AAA       NR*         2,045      Series A, 7.625% due 10/01/2023 (g)                                                           2,111
AAA       NR*         1,670      Series A, 7.35% due 9/01/2024 (e)                                                             1,731
AAA       NR*           675      Series B, 7.75% due 3/01/2024 (e)                                                               697
------------------------------------------------------------------------------------------------------------------------------------
A-        NR*         9,785    Stanislaus, California, Waste-to-Energy Financing Agency, Solid Waste Facility Revenue
                               Refunding Bonds (Ogden Martin System Inc. Project), 7.625% due 1/01/2010                       10,043
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,000    University of California, Revenue Refunding Bonds (Multiple Purpose Projects),
                               Series E, 5.125% due 9/01/2020 (h)                                                              4,697
------------------------------------------------------------------------------------------------------------------------------------
NR*       A2          2,500    West Covina, California, COP (Queen of the Valley Hospital), 6.95% due 8/15/2004 (i)            2,835
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico -- 1.1%
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,000    Puerto Rico Commonwealth, GO, 6.45% due 7/01/2004 (i)                                           5,516
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $496,962) -- 97.7%                                                                                500,675
Other Assets Less Liabilities -- 2.3%                                                                                         11,955
                                                                                                                            --------
Net Assets -- 100.0%                                                                                                        $512,630
                                                                                                                            ========
------------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   Escrowed to maturity.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FNMA/GNMA Collateralized.
(f)   FSA Insured.
(g)   GNMA Collateralized.
(h)   MBIA Insured.
(i)   Prerefunded.
(j) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 1999.
(k) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 1999.
*     Not Rated.
+     Highest short-term rating by Moody's Investors Service, Inc.
Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.


-------
      8

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of August 31, 1999

Assets:                 Investments, at value (identified cost -- $496,962,336) (Note 1a) ...........                  $500,674,633
                        Cash ........................................................................                        66,543
                        Receivables:
                          Securities sold ...........................................................  $ 12,318,698
                          Interest ..................................................................     7,900,149
                          Beneficial interest sold ..................................................        86,666      20,305,513
                                                                                                       ------------
                        Prepaid registration fees and other assets (Note 1e) ........................                        58,762
                                                                                                                       ------------
                        Total assets ................................................................                   521,105,451
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:            Payables:
                          Securities purchased ......................................................     5,556,075
                          Beneficial interest redeemed ..............................................     1,761,629
                          Dividends to shareholders (Note 1f) .......................................       602,503
                          Investment adviser (Note 2) ...............................................       235,105
                          Distributor (Note 2) ......................................................       134,569       8,289,881
                                                                                                       ------------
                        Accrued expenses and other liabilities ......................................                       185,152
                                                                                                                       ------------
                        Total liabilities ...........................................................                     8,475,033
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:             Net assets ..................................................................                  $512,630,418
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------
Net Assets              Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:             shares authorized ...........................................................                  $    339,098
                        Class B Shares of beneficial interest, $.10 par value, unlimited number of
                        shares authorized ...........................................................                     2,424,286
                        Class C Shares of beneficial interest, $.10 par value, unlimited number of
                        shares authorized ...........................................................                       106,009
                        Class D Shares of beneficial interest, $.10 par value, unlimited number of
                        shares authorized ...........................................................                     1,747,558
                        Paid-in capital in excess of par ............................................                   508,076,287
                        Accumulated distributions in excess of realized capital gains -- net
                        (Note 1f) ...................................................................                    (3,775,117)
                        Unrealized appreciation on investments -- net ...............................                     3,712,297
                                                                                                                       ------------
                        Net assets ..................................................................                  $512,630,418
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:        Class A -- Based on net assets of $37,641,196 and 3,390,982 shares
                        of beneficial interest outstanding ..........................................                  $      11.10
                                                                                                                       ============
                        Class B -- Based on net assets of $269,191,558 and 24,242,864 shares
                        of beneficial interest outstanding ..........................................                  $      11.10
                                                                                                                       ============
                        Class C -- Based on net assets of $11,768,898 and 1,060,094 shares
                        of beneficial interest outstanding ..........................................                  $      11.10
                                                                                                                       ============
                        Class D -- Based on net assets of $194,028,766 and 17,475,577 shares
                        of beneficial interest outstanding ..........................................                  $      11.10
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------

                        See Notes to Financial Statements.


-------
      9

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

Statement of Operations

                                                                                                                  For the Year Ended
                                                                                                                     August 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
Investment Income       Interest and amortization of premium and discount earned ....................                  $ 33,275,526
(Note 1d):
------------------------------------------------------------------------------------------------------------------------------------
Expenses:               Investment advisory fees (Note 2) ...........................................  $  3,176,269
                        Account maintenance and distribution fees -- Class B (Note 2) ...............     1,580,404
                        Account maintenance fees -- Class D (Note 2) ................................       208,037
                        Transfer agent fees -- Class B (Note 2) .....................................       110,261
                        Accounting services (Note 2) ................................................        96,166
                        Professional fees ...........................................................        86,421
                        Printing and shareholder reports ............................................        82,347
                        Account maintenance and distribution fees -- Class C (Note 2) ...............        79,999
                        Transfer agent fees -- Class D (Note 2) .....................................        59,760
                        Custodian fees ..............................................................        59,052
                        Registration fees (Note 1e) .................................................        56,236
                        Trustees' fees and expenses .................................................        39,314
                        Pricing fees ................................................................        14,390
                        Transfer agent fees -- Class A (Note 2) .....................................        12,532
                        Transfer agent fees -- Class C (Note 2) .....................................         4,884
                        Other .......................................................................        10,976
                                                                                                       ------------
                        Total expenses ..............................................................                     5,677,048
                                                                                                                       ------------
                        Investment income -- net ....................................................                    27,598,478
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
Realized & Unreal-      Realized gain on investments -- net .........................................                     3,881,437
ized Gain (Loss) on     Change in unrealized appreciation on investments -- net .....................                   (42,431,664)
Investments -- Net                                                                                                     ------------
(Notes 1b, 1d & 3):     Net Decrease in Net Assets Resulting from Operations ........................                  $(10,951,749)
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------

                        See Notes to Financial Statements.


-------
     10

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

Statements of Changes in Net Assets

                                                                                                             For the Year Ended
                                                                                                                 August 31,
                                                                                                       -----------------------------
Increase (Decrease) in Net Assets:                                                                          1999            1998
------------------------------------------------------------------------------------------------------------------------------------
Operations:             Investment income -- net ....................................................  $ 27,598,478    $ 29,727,439
                        Realized gain on investments -- net .........................................     3,881,437      17,029,420
                        Change in unrealized appreciation on investments -- net .....................   (42,431,664)        110,393
                                                                                                       ------------    ------------
                        Net increase (decrease) in net assets resulting from operations .............   (10,951,749)     46,867,252
                                                                                                       ------------    ------------
------------------------------------------------------------------------------------------------------------------------------------
Dividends &             Investment income -- net:
Distributions to          Class A ...................................................................    (2,218,488)     (2,340,837)
Shareholders              Class B ...................................................................   (14,430,329)    (16,812,983)
(Note 1f):                Class C ...................................................................      (595,163)       (556,750)
                          Class D ...................................................................   (10,354,498)    (10,016,869)
                        Realized gain on investments -- net:
                          Class A ...................................................................      (669,761)             --
                          Class B ...................................................................    (4,938,507)             --
                          Class C ...................................................................      (211,983)             --
                          Class D ...................................................................    (3,177,980)             --
                        In excess of realized gain on investments -- net:
                          Class A ...................................................................      (280,991)             --
                          Class B ...................................................................    (2,071,901)             --
                          Class C ...................................................................       (88,936)             --
                          Class D ...................................................................    (1,333,289)             --
                                                                                                       ------------    ------------
                        Net decrease in net assets from dividends and distributions to shareholders .   (40,371,826)    (29,727,439)
                                                                                                       ------------    ------------
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest     Net decrease in net assets derived from beneficial interest transactions ....   (40,854,161)    (29,206,031)
Transactions                                                                                           ------------    ------------
(Note 4):
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:             Total decrease in net assets ................................................   (92,177,736)    (12,066,218)
                        Beginning of year ...........................................................   604,808,154     616,874,372
                                                                                                       ------------    ------------
                        End of year .................................................................  $512,630,418    $604,808,154
                                                                                                       ============    ============
------------------------------------------------------------------------------------------------------------------------------------

                        See Notes to Financial Statements.


-------
     11

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

Financial Highlights

The following per share data and ratios have been derived                                            Class A
from information provided in the financial statements.                     ---------------------------------------------------------
                                                                                         For the Year Ended August 31,
                                                                           ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                       1999        1998        1997        1996        1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of year ..............  $  12.15    $  11.81    $  11.49    $  11.40    $  11.32
Operating                                                                  --------    --------    --------    --------    --------
Performance:            Investment income -- net ........................       .60         .63         .64         .64         .64
                        Realized and unrealized gain (loss) on
                        investments -- net ..............................      (.79)        .34         .32         .09         .08
                                                                           --------    --------    --------    --------    --------
                        Total from investment operations ................      (.19)        .97         .96         .73         .72
                                                                           --------    --------    --------    --------    --------
                        Less dividends and distributions:
                          Investment income -- net ......................      (.60)       (.63)       (.64)       (.64)       (.64)
                          Realized gain on investments -- net ...........      (.18)         --          --          --          --
                          In excess of realized gain on
                          investments -- net ............................      (.08)         --          --          --          --
                                                                           --------    --------    --------    --------    --------
                        Total dividends and distributions ...............      (.86)       (.63)       (.64)       (.64)       (.64)
                                                                           --------    --------    --------    --------    --------
                        Net asset value, end of year ....................  $  11.10    $  12.15    $  11.81    $  11.49    $  11.40
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ..............    (1.80%)      8.39%       8.55%       6.53%       6.75%
Return:*                                                                   ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses ........................................      .65%        .65%        .63%        .65%        .65%
Average                                                                    ========    ========    ========    ========    ========
Net Assets:             Investment income -- net ........................     5.07%       5.25%       5.49%       5.51%       5.83%
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of year (in thousands) ..........  $ 37,641    $ 45,544    $ 44,652    $ 42,668    $ 44,228
Data:                                                                      ========    ========    ========    ========    ========
                        Portfolio turnover ..............................   106.84%      90.92%      73.60%      53.79%      53.40%
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------

The following per share data and ratios have been derived                                            Class B
from information provided in the financial statements.                     ---------------------------------------------------------
                                                                                         For the Year Ended August 31,
                                                                           ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                       1999        1998        1997        1996        1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of year ..............  $  12.16    $  11.82    $  11.49    $  11.40    $  11.32
Operating                                                                  --------    --------    --------    --------    --------
Performance:            Investment income -- net ........................       .54         .57         .58         .58         .59
                        Realized and unrealized gain (loss) on
                        investments -- net ..............................      (.80)        .34         .33         .09         .08
                                                                           --------    --------    --------    --------    --------
                        Total from investment operations ................      (.26)        .91         .91         .67         .67
                                                                           --------    --------    --------    --------    --------
                        Less dividends and distributions:
                          Investment income -- net ......................      (.54)       (.57)       (.58)       (.58)       (.59)
                          Realized gain on investments -- net ...........      (.18)         --          --          --          --
                          In excess of realized gain on
                          investments -- net ............................      (.08)         --          --          --          --
                                                                           --------    --------    --------    --------    --------
                        Total dividends and distributions ...............      (.80)       (.57)       (.58)       (.58)       (.59)
                                                                           --------    --------    --------    --------    --------
                        Net asset value, end of year ....................  $  11.10    $  12.16    $  11.82    $  11.49    $  11.40
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ..............    (2.38%)      7.84%       8.09%       5.99%       6.25%
Return:*                                                                   ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses ........................................     1.16%       1.16%       1.14%       1.16%       1.16%
Average                                                                    ========    ========    ========    ========    ========
Net Assets:             Investment income -- net ........................     4.57%       4.75%       4.98%       5.01%       5.32%
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of year (in thousands) ..........  $269,191    $341,111    $376,018    $480,668    $616,199
Data:                                                                      ========    ========    ========    ========    ========
                        Portfolio turnover ..............................   106.84%      90.92%      73.60%      53.79%      53.40%
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------

                        * Total investment returns exclude the effects of sales charges.

                        See Notes to Financial Statements.


-------
     12

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

Financial Highlights (continued)

                                                                                                  Class C
                                                                         -----------------------------------------------------------
                                                                                                                         For the
                                                                                                                         Period
The following per share data and ratios have been derived                                                                Oct. 21,
from information provided in the financial statements.                            For the Year Ended August 31,          1994+ to
                                                                         --------------------------------------------    August 31,
Increase (Decrease) in Net Asset Value:                                     1999        1998        1997        1996       1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ........    $  12.15    $  11.82    $  11.49    $  11.40    $  10.94
Operating                                                                --------    --------    --------    --------    --------
Performance:            Investment income -- net ....................         .53         .55         .57         .57         .49
                        Realized and unrealized gain (loss) on
                        investments -- net ..........................        (.79)        .33         .33         .09         .46
                                                                         --------    --------    --------    --------    --------
                        Total from investment operations ............        (.26)        .88         .90         .66         .95
                                                                         --------    --------    --------    --------    --------
                        Less dividends and distributions:
                          Investment income -- net ..................        (.53)       (.55)       (.57)       (.57)       (.49)
                          Realized gain on investments -- net .......        (.18)         --          --          --          --
                          In excess of realized gain on
                          investments -- net ........................        (.08)         --          --          --          --
                                                                         --------    --------    --------    --------    --------
                        Total dividends and distributions ...........        (.79)       (.55)       (.57)       (.57)       (.49)
                                                                         --------    --------    --------    --------    --------
                        Net asset value, end of period ..............    $  11.10    $  12.15    $  11.82    $  11.49    $  11.40
                                                                         ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ..........      (2.40%)      7.65%       7.98%       5.88%       8.91%++
Return:**                                                                ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Average                 Expenses ....................................       1.26%       1.26%       1.24%       1.26%       1.27%*
Net Assets:                                                              ========    ========    ========    ========    ========
                        Investment income -- net ....................       4.46%       4.64%       4.87%       4.91%       5.04%*
                                                                         ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) ....    $ 11,769    $ 12,646    $ 10,904    $  8,112    $  3,131
Data:                                                                    ========    ========    ========    ========    ========
                        Portfolio turnover ..........................     106.84%      90.92%      73.60%      53.79%      53.40%
                                                                         ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------

                        *     Annualized.
                        **    Total investment returns exclude the effects of
                              sales charges.
                        +     Commencement of operations.
                        ++    Aggregate total investment return.

                        See Notes to Financial Statements.


-------
     13

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                  Class D
                                                                         -----------------------------------------------------------
                                                                                                                         For the
                                                                                                                         Period
The following per share data and ratios have been derived                                                                Oct. 21,
from information provided in the financial statements.                            For the Year Ended August 31,          1994+ to
                                                                         --------------------------------------------    August 31,
Increase (Decrease) in Net Asset Value:                                     1999        1998        1997        1996       1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ........    $  12.16    $  11.82    $  11.49    $  11.40    $  10.94
Operating                                                                --------    --------    --------    --------    --------
Performance:            Investment income -- net ....................         .59         .62         .63         .63         .54
                        Realized and unrealized gain (loss) on
                        investments -- net ..........................        (.80)        .34         .33         .09         .46
                                                                         --------    --------    --------    --------    --------
                        Total from investment operations ............        (.21)        .96         .96         .72        1.00
                                                                         --------    --------    --------    --------    --------
                        Less dividends and distributions:
                          Investment income -- net ..................        (.59)       (.62)       (.63)       (.63)       (.54)
                          Realized gain on investments -- net .......        (.18)         --          --          --          --
                          In excess of realized gain on
                          investments -- net ........................        (.08)
                                                                         --------    --------    --------    --------    --------
                        Total dividends and distributions ...........        (.85)       (.62)       (.63)       (.63)       (.54)
                                                                         --------    --------    --------    --------    --------
                        Net asset value, end of period ..............    $  11.10    $  12.16    $  11.82    $  11.49    $  11.40
                                                                         ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ..........      (1.98%)      8.28%       8.53%       6.43%       9.39%++
Return:**                                                                ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Average Net             Expenses ....................................        .75%        .75%        .73%        .75%        .76%*
Assets:                                                                  ========    ========    ========    ========    ========
                        Investment income -- net ....................       4.98%       5.15%       5.39%       5.42%       5.59%*
                                                                         ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) ....    $194,029    $205,507    $185,300    $111,817    $  3,846
Data:                                                                    ========    ========    ========    ========    ========
                        Portfolio turnover ..........................     106.84%      90.92%      73.60%      53.79%      53.40%
                                                                         ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------

                        *     Annualized.
                        **    Total investment returns exclude the effects of
                              sales charges.
                        +     Commencement of operations.
                        ++    Aggregate total investment return.

                        See Notes to Financial Statements.


-------
     14

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch California Municipal Bond Fund (the "Fund") is part of Merrill Lynch California Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income --Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.


-------
     15

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund is required to pay a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                          Account                Distribution
                                      Maintenance Fee                Fee
--------------------------------------------------------------------------------
Class B ..........................         .25%                     .25%
Class C ..........................         .25%                     .35%
Class D ..........................         .10%                      --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended August 31, 1999, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                      MLFD                MLPF&S
--------------------------------------------------------------------------------
Class A ..............................              $ 1,171              $10,359
Class D ..............................              $ 2,461              $70,934
--------------------------------------------------------------------------------

For the year ended August 31, 1999, MLPF&S received contingent deferred sales charges of $262,836 and $4,739 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 1999 were $600,859,589 and $653,387,872, respectively.

Net realized gains for the year ended August 31, 1999 and net unrealized gains as of August 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                    Realized          Unrealized
                                                      Gains             Gains
--------------------------------------------------------------------------------
Long-term investments ....................         $3,709,162         $3,712,297
Financial futures contracts ..............            172,275                 --
                                                   ----------         ----------
Total ....................................         $3,881,437         $3,712,297
                                                   ==========         ==========
--------------------------------------------------------------------------------

As of August 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $3,712,297, of which $22,300,807 related to appreciated securities and $18,588,510 related to depreciated securities. The aggregate cost of investments at August 31, 1999 for Federal income tax purposes was $496,962,336.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $40,854,161 and $29,206,031 for the years ended August 31, 1999 and August 31, 1998, respectively.


-------
     16

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended August 31, 1999                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            609,106        $  7,227,365
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            122,428           1,444,553
                                               ------------        ------------
Total issued ...........................            731,534           8,671,918
Shares redeemed ........................         (1,088,160)        (12,745,430)
                                               ------------        ------------
Net decrease ...........................           (356,626)       $ (4,073,512)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended August 31, 1998                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            506,818        $  6,071,649
Shares issued to shareholders
in reinvestment of dividends ...........             87,865           1,052,882
                                               ------------        ------------
Total issued ...........................            594,683           7,124,531
Shares redeemed ........................           (626,914)         (7,499,701)
                                               ------------        ------------
Net decrease ...........................            (32,231)       $   (375,170)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended August 31, 1999                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,830,125        $ 33,703,724
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            833,279           9,839,025
                                               ------------        ------------
Total issued ...........................          3,663,404          43,542,749
Automatic conversion
of shares ..............................         (2,200,888)        (25,897,609)
Shares redeemed ........................         (5,278,922)        (61,926,061)
                                               ------------        ------------
Net decrease ...........................         (3,816,406)       $(44,280,921)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended August 31, 1998                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,238,613        $ 38,815,462
Shares issued to shareholders
in reinvestment of dividends ...........            623,290           7,470,574
                                               ------------        ------------
Total issued ...........................          3,861,903          46,286,036
Automatic conversion
of shares ..............................         (2,328,829)        (27,891,779)
Shares redeemed ........................         (5,293,608)        (63,357,826)
                                               ------------        ------------
Net decrease ...........................         (3,760,534)       $(44,963,569)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended August 31, 1999                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            382,150        $  4,543,942
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             45,017             531,121
                                               ------------        ------------
Total issued ...........................            427,167           5,075,063
Shares redeemed ........................           (407,459)         (4,766,401)
                                               ------------        ------------
Net increase ...........................             19,708        $    308,662
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended August 31, 1998                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            500,733        $  6,006,963
Shares issued to shareholders
in reinvestment of dividends ...........             27,819             333,408
                                               ------------        ------------
Total issued ...........................            528,552           6,340,371
Shares redeemed ........................           (411,004)         (4,925,274)
                                               ------------        ------------
Net increase ...........................            117,548        $  1,415,097
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended August 31, 1999                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,021,741        $ 12,244,084
Automatic conversion
of shares ..............................          2,201,185          25,897,609
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            541,373           6,385,449
                                               ------------        ------------
Total issued ...........................          3,764,299          44,527,142
Shares redeemed ........................         (3,195,002)        (37,335,532)
                                               ------------        ------------
Net increase ...........................            569,297        $  7,191,610
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended August 31, 1998                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            767,331        $  8,979,713
Automatic conversion
of shares ..............................          2,329,040          27,891,779
Shares issued to shareholders
in reinvestment of dividends ...........            334,888           4,242,629
                                               ------------        ------------
Total issued ...........................          3,431,259          41,114,121
Shares redeemed ........................         (2,207,281)        (26,396,510)
                                               ------------        ------------
Net increase ...........................          1,223,978        $ 14,717,611
                                               ============        ============
--------------------------------------------------------------------------------


-------
     17

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Merrill Lynch California Municipal Bond Fund of
Merrill Lynch California Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch California Municipal Bond Fund of Merrill Lynch California Municipal Series Trust as of August 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch California Municipal Bond Fund of Merrill Lynch California Municipal Series Trust as of August 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
October 4, 1999


IMPORTANT TAX INFORMATION (unaudited)

All of the net investment income distributions paid monthly by Merrill Lynch California Municipal Bond Fund during its taxable year ended August 31, 1999 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the following table summarizes the taxable distributions paid by the Fund during the year.

--------------------------------------------------------------------------------
Record                  Payable        Ordinary           Long-Term
Date                     Date           Income          Capital Gains*
--------------------------------------------------------------------------------
12/22/98               12/31/98        $.041712            $.214439
--------------------------------------------------------------------------------

*     This entire distribution is subject to the 20% tax rate.

Please retain this information for your records.


-------
     18

Merrill Lynch California Municipal Bond Fund                     August 31, 1999

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Arthur Zeikel, Trustee
Vincent R. Giordano, Senior Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary


Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286


Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


-------
     19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch California
Municipal Bond Fund
Merrill Lynch California
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                        #10329 -- 8/99

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